Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
April 30, 2023
SRE-NPRT3-0623
1.924316.111
Common Stocks - 12.1%
	Shares	Value ($)
FINANCIALS - 0.6%
Mortgage Real Estate Investment Trusts - 0.6%
Great Ajax Corp.	230,146	1,514,361
MFA Financial, Inc.	66,675	712,756
		2,227,117
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)	37,800	12,293
REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 11.5%
Acadia Realty Trust (SBI)	300	4,053
American Homes 4 Rent Class A	28,400	944,584
American Tower Corp.	21,500	4,394,385
AvalonBay Communities, Inc.	6,500	1,172,405
Crown Castle International Corp.	24,200	2,978,778
CubeSmart	19,500	887,055
Digital Realty Trust, Inc.	2,200	218,130
Easterly Government Properties, Inc.	49,000	689,430
EastGroup Properties, Inc.	500	83,280
Elme Communities (SBI)	35,300	608,219
Equinix, Inc.	2,000	1,448,160
Equity Lifestyle Properties, Inc.	59,800	4,120,220
Essex Property Trust, Inc.	8,900	1,955,597
Extra Space Storage, Inc.	5,600	851,424
Farmland Partners, Inc.	1,215	12,685
Gaming & Leisure Properties	8,804	457,808
Healthcare Trust of America, Inc.	3,250	64,285
Invitation Homes, Inc.	21,600	720,792
Lamar Advertising Co. Class A	11,000	1,162,480
Life Storage, Inc.	2,400	322,512
LXP Industrial Trust (REIT)	172,322	1,619,827
Mid-America Apartment Communities, Inc.	10,714	1,647,813
National Retail Properties, Inc.	2,700	117,450
NexPoint Residential Trust, Inc.	1,000	42,930
Postal Realty Trust, Inc.	51,200	786,944
Prologis (REIT), Inc.	15,420	1,931,355
Public Storage	5,500	1,621,565
Retail Value, Inc. (a)(b)	24,066	2,431
RLJ Lodging Trust	14,700	148,470
Sabra Health Care REIT, Inc.	27,100	308,940
Safehold, Inc.	519	14,387
SITE Centers Corp.	102,300	1,262,382
Spirit Realty Capital, Inc.	22,200	853,812
Sunstone Hotel Investors, Inc.	17,100	162,963
Terreno Realty Corp.	22,480	1,384,543
UDR, Inc.	5,600	231,448
UMH Properties, Inc.	29,000	440,800
Ventas, Inc.	46,055	2,212,943
VICI Properties, Inc.	30,800	1,045,352
Welltower, Inc.	25,700	2,035,954
Weyerhaeuser Co.	11,000	329,010
		41,297,601
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (a)	11,300	111,305
Digitalbridge Group, Inc.	4,374	54,369
		165,674
TOTAL REAL ESTATE		41,463,275
TOTAL COMMON STOCKS (Cost $37,004,097)		43,702,685

Preferred Stocks - 34.5%
	Shares	Value ($)
Convertible Preferred Stocks - 2.1%
FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts - 0.9%
Great Ajax Corp. 7.25%	135,550	3,250,489

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
LXP Industrial Trust (REIT) Series C, 6.50%	71,519	3,357,299
RLJ Lodging Trust Series A, 1.95%	38,950	942,590
		4,299,889
TOTAL CONVERTIBLE PREFERRED STOCKS		7,550,378
Nonconvertible Preferred Stocks - 32.4%
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
DCP Midstream Partners LP:
7.95%(c)	36,975	931,031
Series B, 7.875%(c)	34,150	863,312
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(c)(d)	97,425	2,225,187
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(c)(d)	19,600	395,920
Energy Transfer LP 7.60% (c)	98,525	2,273,957
Global Partners LP:
9.75%(c)	1,825	48,673
Series B, 9.50%	12,200	308,782
		7,046,862
FINANCIALS - 14.6%
Mortgage Real Estate Investment Trusts - 14.6%
AG Mortgage Investment Trust, Inc. 8.00%	50,109	831,990
AGNC Investment Corp.:
6.125%(c)	102,400	2,092,032
6.875%(c)	80,750	1,696,558
Series C, 3 month U.S. LIBOR + 5.110% 7.00%(c)(d)	126,199	3,124,687
Series E, 6.50%(c)	141,450	3,045,419
Annaly Capital Management, Inc.:
6.75%(c)	40,700	971,102
Series F, 3 month U.S. LIBOR + 4.990% 6.95%(c)(d)	164,300	4,094,356
Series G, 3 month U.S. LIBOR + 4.172% 9.3311%(c)(d)	149,490	3,586,265
Arbor Realty Trust, Inc.:
Series D, 6.375%	12,400	224,316
Series F, 6.25%(c)	14,100	258,030
Cherry Hill Mortgage Investment Corp.:
8.25%(c)	13,175	285,239
Series A, 8.20%	16,350	355,307
Chimera Investment Corp.:
8.00%(c)	77,100	1,555,107
Series B, 8.00%(c)	173,958	3,500,035
Series C, 7.75%(c)	166,466	3,146,207
Dynex Capital, Inc. Series C 6.90% (c)	89,500	1,962,735
Ellington Financial LLC 6.75% (c)	73,722	1,462,637
Franklin BSP Realty Trust, Inc. 7.50%	55,316	1,092,491
MFA Financial, Inc.:
6.50%(c)	179,800	3,295,734
Series B, 7.50%	66,349	1,267,266
PennyMac Mortgage Investment Trust:
6.75%	26,000	478,140
8.125%(c)	66,075	1,564,656
Series B, 8.00%(c)	119,505	2,777,296
Rithm Capital Corp.:
7.125%(c)	178,967	3,715,355
Series A, 7.50%(c)	110,359	2,364,993
Series C, 6.375%(c)	55,446	1,024,642
Series D, 7.00%(c)	17,100	342,855
Two Harbors Investment Corp.:
Series A, 8.125%(c)	41,635	841,443
Series B, 7.625%(c)	89,612	1,700,836
		52,657,729
REAL ESTATE - 15.8%
Equity Real Estate Investment Trusts (REITs) - 12.6%
Agree Realty Corp. 4.375%	38,700	744,201
American Homes 4 Rent:
6.25%	18,925	476,923
Series G, 5.875%	37,050	903,650
Armada Hoffler Properties, Inc. 6.75%	33,250	737,818
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	50,274	1,064,803
Series F, 7.375%	66,735	1,101,128
Series G, 7.375%	9,129	152,985
Series H, 7.50%	35,575	627,899
Series I, 7.50%	28,111	461,020
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	783,845
Cedar Realty Trust, Inc.:
7.25%	28,556	463,178
Series C, 6.50%	53,500	632,905
Centerspace Series C, 6.625%	57,700	1,455,483
City Office REIT, Inc. Series A, 6.625%	27,525	459,805
CTO Realty Growth, Inc. 6.375%	20,000	399,000
DiamondRock Hospitality Co. 8.25%	34,900	908,447
Gladstone Commercial Corp.:
6.625%	41,125	711,463
Series G, 6.00%	81,700	1,261,448
Gladstone Land Corp. Series D, 5.00%	60,000	1,431,000
Global Medical REIT, Inc. Series A, 7.50%	27,461	694,722
Global Net Lease, Inc.:
Series A, 7.25%	129,625	2,877,675
Series B 6.875%	47,200	1,043,592
Healthcare Trust, Inc.:
7.125%	48,000	868,800
Series A 7.375%	33,000	636,240
Hersha Hospitality Trust:
Series C, 6.875%	550	10,775
Series D, 6.50%	42,250	819,228
Hudson Pacific Properties, Inc. Series C, 4.75%	40,000	378,000
National Storage Affiliates Trust Series A, 6.00%	12,325	302,825
Necessity Retail (REIT), Inc./The:
7.50%	138,698	2,797,539
Series C 7.375%	145,000	2,901,450
Pebblebrook Hotel Trust:
6.30%	53,702	1,028,393
6.375%	55,192	1,067,413
6.375%	20,200	385,820
Series H, 5.70%	104,200	1,823,500
Pennsylvania (REIT):
Series B, 7.375%(a)	56,533	62,752
Series C, 7.20%(a)	9,575	10,963
Series D, 6.875%(a)	27,400	32,332
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	769,069
Prologis (REIT), Inc. Series Q, 8.54%	16,850	959,608
Rexford Industrial Realty, Inc.:
Series B, 5.875%	50,000	1,205,000
Series C, 5.625%	11,775	280,127
Saul Centers, Inc.:
Series D, 6.125%	15,958	346,925
Series E, 6.00%	13,475	305,074
SITE Centers Corp. 6.375%	15,100	369,648
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	307,188
Series C, 7.875%	19,300	471,885
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	397,800
Summit Hotel Properties, Inc.:
Series E, 6.25%	60,784	1,191,974
Series F, 5.875%	61,000	1,138,260
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	436,862
Series I, 5.70%	38,700	772,839
UMH Properties, Inc. Series D, 6.375%	63,875	1,403,973
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,119,704
Series K 5.875%	28,775	600,609
Vornado Realty Trust:
Series N, 5.25%	18,500	225,145
Series O, 4.45%	50,400	547,344
		45,368,054
Real Estate Management & Development - 3.2%
Brookfield Properties Corp. Series EE, 5.10% (c)(d)	7,675	80,724
Brookfield Property Partners LP:
5.75%	7,000	87,290
6.50%	5,875	88,713
Digitalbridge Group, Inc.:
Series H, 7.125%	147,310	3,053,736
Series I, 7.15%	225,785	4,621,819
Series J, 7.15%	185,049	3,823,112
Seritage Growth Properties Series A, 7.00%	1,050	23,573
		11,778,967
TOTAL REAL ESTATE		57,147,021

TOTAL NONCONVERTIBLE PREFERRED STOCKS		116,851,612
TOTAL PREFERRED STOCKS (Cost $139,013,134)		124,401,990

Corporate Bonds - 15.1%
	Principal Amount (e)	Value ($)
Convertible Bonds - 0.6%
FINANCIALS - 0.6%
Mortgage Real Estate Investment Trusts - 0.6%
PennyMac Corp. 5.5% 11/1/24	1,294,000	1,178,187
Two Harbors Investment Corp. 6.25% 1/15/26	904,000	769,801
		1,947,988
Nonconvertible Bonds - 14.5%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/28 (f)	1,555,000	1,179,926

CONSUMER DISCRETIONARY - 1.7%
Hotels, Restaurants & Leisure - 1.0%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (f)	925,000	809,210
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (f)	2,000,000	1,746,400
Times Square Hotel Trust 8.528% 8/1/26 (f)	1,036,927	1,032,563
		3,588,173
Household Durables - 0.7%
Century Communities, Inc. 6.75% 6/1/27	1,330,000	1,335,329
M/I Homes, Inc. 3.95% 2/15/30	1,430,000	1,265,507
		2,600,836
TOTAL CONSUMER DISCRETIONARY		6,189,009

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 8.5% 10/30/25 (f)	305,000	289,302

FINANCIALS - 0.5%
Financial Services - 0.5%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,691,953

HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Sabra Health Care LP 5.125% 8/15/26	6,615,000	6,275,315

INDUSTRIALS - 0.4%
Trading Companies & Distributors - 0.4%
Williams Scotsman International, Inc.:
4.625% 8/15/28(f)	750,000	688,655
6.125% 6/15/25(f)	648,000	644,787
		1,333,442
REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 7.7%
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	1,894,145
CBL & Associates LP:
4.6% 10/15/24(b)(g)	3,930,000	0
5.25% 12/1/23(b)(g)	3,629,000	0
5.95% 12/15/26(b)(g)	2,551,000	0
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (f)	2,135,000	1,857,450
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (f)	925,000	707,949
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,330,619
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,140,076
5% 10/15/27	4,237,000	3,530,928
Office Properties Income Trust 4.5% 2/1/25	1,949,000	1,657,982
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	451,201
4.75% 1/15/28	1,616,000	1,497,544
4.95% 4/1/24	659,000	648,257
5.25% 1/15/26	22,000	21,506
Realty Income Corp.:
3.1% 12/15/29	1,000,000	910,974
4.6% 2/6/24	1,757,000	1,755,190
4.875% 6/1/26	1,593,000	1,593,273
Senior Housing Properties Trust 4.75% 2/15/28	1,887,000	1,163,994
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(f)	4,000,000	2,414,733
10.5% 2/15/28(f)	1,000,000	956,897
Uniti Group, Inc. 6% 1/15/30 (f)	1,040,000	613,506
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (f)	1,095,000	1,017,047
WP Carey, Inc.:
4% 2/1/25	422,000	412,459
4.25% 10/1/26	459,000	448,384
XHR LP 6.375% 8/15/25 (f)	750,000	739,549
		27,763,663
Real Estate Management & Development - 2.1%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (f)	875,000	816,611
Howard Hughes Corp.:
4.125% 2/1/29(f)	1,000,000	840,640
4.375% 2/1/31(f)	1,090,000	883,055
5.375% 8/1/28(f)	970,000	875,644
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,640,000	2,043,545
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (f)	2,500,000	1,853,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (f)	202,000	201,416
		7,514,036
TOTAL REAL ESTATE		35,277,699

TOTAL NONCONVERTIBLE BONDS		52,236,646
TOTAL CORPORATE BONDS (Cost $62,968,155)		54,184,634

Asset-Backed Securities - 3.1%
	Principal Amount (e)	Value ($)
American Homes 4 Rent Series 2015-SFR2:
Class E, 6.07% 10/17/52 (f)	1,624,000	1,615,141
Class XS, 0% 10/17/52 (b)(c)(f)(h)	889,378	9
Conseco Finance Securitizations Corp. Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,118,784
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (f)	1,250,000	1,064,081
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (f)	500,000	433,355
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (c)	2,379	2,359
Series 1997-3 Class M1, 7.53% 3/15/28	23,604	22,212
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (f)	433,362	341,075
Series 2021-2 Class G, 4.505% 12/17/26 (f)	967,198	793,865
Series 2021-3 Class F, 4.242% 1/17/41 (f)	1,340,748	1,109,843
Progress Residential Trust:
Series 2019-SFR4 Class F, 3.684% 10/17/36 (f)	1,000,000	954,894
Series 2021-SFR2 Class H, 4.998% 4/19/38 (f)	1,533,000	1,318,418
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (f)	1,449,000	1,236,511
Class G, 4.003% 7/17/38 (f)	749,000	643,700
Tricon American Homes Series 2017-SFR2 Class F, 5.104% 1/17/36 (f)	628,000	616,303
TOTAL ASSET-BACKED SECURITIES (Cost $12,586,997)		11,270,550

Commercial Mortgage Securities - 22.1%
	Principal Amount (e)	Value ($)
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (f)	625,000	430,821
Series 2017-BNK8 Class E, 2.8% 11/15/50 (f)	1,848,000	720,720
Series 2018-BN12 Class D, 3% 5/15/61 (f)	318,000	196,644
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (c)(f)	573,000	398,397
Class 225E, 3.4041% 12/15/62 (b)(c)(f)	859,000	557,285
Series 2022-B35 Class D, 2.5% 5/15/55 (f)	1,000,000	503,664
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 7.886% 8/15/36 (c)(d)(f)	1,050,000	974,081
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 7.798% 8/15/38 (c)(d)(f)	107,000	83,878
Class G, 1 month U.S. LIBOR + 3.850% 8.798% 8/15/38 (c)(d)(f)	250,000	190,772
BX Commercial Mortgage Trust:
floater Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 8.9003% 5/15/38 (c)(d)(f)	1,499,000	1,401,932
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (c)(f)	1,505,000	1,213,223
Class E, 3.667% 3/11/44 (c)(f)	2,018,000	1,516,299
Bx Commercial Mortgage Trust 2 floater Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 8.548% 4/15/34 (c)(d)(f)	819,000	779,725
BX Trust:
floater:
Series 2019-XL Class J, CME Term SOFR 1 Month Index + 2.760% 7.654% 10/15/36 (c)(d)(f)	1,592,900	1,532,878
Series 2021-SOAR Class G, 1 month U.S. LIBOR + 2.800% 7.748% 6/15/38 (c)(d)(f)	969,332	900,558
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.2395% 1/15/39 (c)(d)(f)	700,000	656,380
Class G, CME Term SOFR 1 Month Index + 4.200% 9.0895% 1/15/39 (c)(d)(f)	1,491,000	1,399,350
Series 2019-OC11 Class E, 4.0755% 12/9/41 (c)(f)	3,666,000	2,997,546
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 8.198% 12/15/37 (c)(d)(f)	1,021,000	974,557
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 8.098% 9/15/33 (c)(d)(f)	735,000	406,446
Class G, 1 month U.S. LIBOR + 5.150% 10.1043% 9/15/33 (c)(d)(f)	735,000	333,024
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	1,299,000	1,058,259
Series 2012-CR1:
Class C, 5.5039% 5/15/45 (c)	3,011,000	2,609,878
Class D, 5.5039% 5/15/45 (c)(f)	1,917,000	1,333,754
Class G, 2.462% 5/15/45 (b)(f)	1,133,000	337,309
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	1,192,000	809,586
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	31,000	21,313
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 5.036% 8/15/45 (c)(f)	260,626	239,767
Class F, 4.25% 8/15/45 (f)	783,000	551,541
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 9.1646% 6/15/34 (d)(f)	800,000	697,101
Credit Suisse Mortgage Trust:
floater Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 8.8565% 11/15/23 (c)(d)(f)	1,000,000	975,437
Series 2020-NET:
Class E, 3.8277% 8/15/37 (c)(f)	500,000	424,045
Class F, 3.8277% 8/15/37 (c)(f)	1,057,000	880,876
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.5835% 6/15/50 (c)(f)	1,766,000	1,173,835
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7798% 10/15/51 (c)	1,000,000	798,155
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5385% 8/10/44 (c)(f)	534,479	482,170
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 7.548% 7/15/35 (c)(d)(f)	669,000	140,490
Series 2011-GC5:
Class C, 5.2983% 8/10/44 (c)(f)	101,000	66,238
Class D, 5.2983% 8/10/44 (c)(f)	759,236	284,633
Class E, 5.2983% 8/10/44 (b)(c)(f)	848,000	76,984
Class F, 4.5% 8/10/44 (b)(f)	677,000	2,375
Series 2012-GCJ9 Class E, 4.7664% 11/10/45 (c)(f)	355,000	303,999
Series 2013-GC16 Class F, 3.5% 11/10/46 (f)	1,510,000	1,192,820
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (c)(f)	2,515,000	2,138,881
IMT Trust Series 2017-APTS Class EFX, 3.6132% 6/15/34 (c)(f)	1,693,000	1,587,223
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (f)	504,000	459,147
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	1,624,000	1,142,273
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4708% 6/15/51 (c)(f)	302,000	181,322
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (c)(f)	500,000	290,240
Series 2011-C3:
Class E, 5.7097% 2/15/46 (c)(f)	3,467,000	1,393,940
Class G, 4.409% 2/15/46 (c)(f)	1,680,000	163,621
Class H, 4.409% 2/15/46 (c)(f)	1,320,000	100,958
Series 2012-CBX:
Class E, 4.846% 6/15/45 (c)(f)	883,357	705,654
Class G 4% 6/15/45 (b)(f)	805,000	179,660
Series 2013-LC11:
Class D, 4.4234% 4/15/46 (c)	1,316,000	855,412
Class F, 3.25% 4/15/46 (b)(c)(f)	482,000	68,540
Series 2014-DSTY Class E, 3.9314% 6/10/27 (b)(c)(f)	924,000	2,251
Series 2018-AON Class F, 4.767% 7/5/31 (c)(f)	961,000	249,860
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (f)	1,406,000	1,108,350
LIFE Mortgage Trust floater Series 2021-BMR Class G, CME Term SOFR 1 Month Index + 3.060% 7.9545% 3/15/38 (c)(d)(f)	1,816,529	1,692,284
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 7.698% 7/15/38 (c)(d)(f)	250,000	233,690
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 7.6054% 4/15/38 (c)(d)(f)	694,000	657,552
Class G, CME Term SOFR 1 Month Index + 3.310% 8.2054% 4/15/38 (c)(d)(f)	846,000	795,810
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 8.847% 1/15/27 (c)(d)(f)	1,517,731	1,411,554
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.673% 11/15/45 (c)(f)	2,000,000	1,690,000
Series 2012-C6, Class F, 4.673% 11/15/45 (c)(f)	1,000,000	630,000
Series 2013-C13:
Class D, 5.0526% 11/15/46 (c)(f)	2,994,000	2,779,017
Class E, 5.0526% 11/15/46 (c)(f)	659,000	581,904
Series 2013-C9 Class C, 4.0683% 5/15/46 (c)	625,000	514,147
Series 2016-C30 Class D, 3% 9/15/49 (f)	522,000	305,455
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (c)(f)	2,581	2,562
Series 2011-C2:
Class D, 5.385% 6/15/44 (c)(f)	1,438,390	1,320,187
Class F, 5.385% 6/15/44 (b)(c)(f)	1,467,000	924,747
Class XB, 0.4939% 6/15/44 (c)(f)(h)	23,212,651	79,434
Series 2011-C3:
Class C, 5.2515% 7/15/49 (c)(f)	297,453	295,495
Class D, 5.2515% 7/15/49 (c)(f)	83,000	81,609
Class E, 5.2515% 7/15/49 (c)(f)	652,000	562,334
Class F, 5.2515% 7/15/49 (c)(f)	636,000	363,187
Class G, 5.2515% 7/15/49 (c)(f)	979,600	501,463
Series 2015-MS1 Class D, 4.1581% 5/15/48 (c)(f)	2,045,000	1,587,261
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	2,346,000	1,532,718
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (c)(f)	1,000,000	664,450
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 8.6977% 6/15/35 (b)(c)(d)(f)	113,725	87,907
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 8.294% 10/15/36 (c)(d)(f)	332,921	308,656
PKHL Commercial Mortgage Trust floater Series 2021-MF Class G, 1 month U.S. LIBOR + 4.350% 9.298% 7/15/38 (c)(d)(f)	500,000	458,834
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (f)	250,000	190,708
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	813,490	834,006
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 7.9204% 3/25/34 (c)(d)(f)	599,000	591,032
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/39 (c)(f)	2,000,000	1,486,452
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 8.24% 1/15/39 (c)(d)(f)	1,633,000	1,513,355
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 8.2138% 10/15/38 (c)(d)(f)	1,573,000	1,421,986
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 8.8635% 11/15/36 (c)(d)(f)	1,000,000	941,920
STWD Trust floater sequential payer Series 2021-LIH Class G, 1 month U.S. LIBOR + 4.200% 9.148% 11/15/36 (c)(d)(f)	1,280,000	1,173,710
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 8.8% 6/15/26 (c)(d)(f)	1,176,000	1,101,264
UBS Commercial Mortgage Trust Series 2012-C1:
Class E, 5% 5/10/45 (c)(f)	972,840	486,420
Class F, 5% 5/10/45 (b)(c)(f)	399,000	19,099
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (c)(f)	1,817,000	1,488,871
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/49 (f)	1,260,000	685,922
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)(c)	45,000	2,300
Series 2011-C3 Class D, 5.4203% 3/15/44 (c)(f)	843,916	263,724
Series 2011-C5:
Class E, 5.7036% 11/15/44 (c)(f)	218,511	206,483
Class F, 5.25% 11/15/44 (c)(f)	2,000,000	1,788,370
Class G, 5.25% 11/15/44 (c)(f)	1,000,000	849,982
Series 2013-C11 Class E, 4.1916% 3/15/45 (c)(f)	53,000	34,451
Series 2013-C13 Class D, 4.2764% 5/15/45 (c)(f)	45,000	40,532
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (c)(f)	1,168,000	922,759
Class PR2, 3.6332% 6/5/35 (c)(f)	459,000	344,573
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $99,865,556)		79,706,253

Bank Loan Obligations - 5.1%
	Principal Amount (e)	Value ($)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.8711% 9/9/26 (c)(d)(i)	1,128,417	1,116,196
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 8/2/28 (c)(d)(i)	353,835	351,814
		1,468,010
FINANCIALS - 4.7%
Financial Services - 4.7%
Agellan Portfolio 9% 8/7/25 (b)(i)	1,217,000	1,217,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 9.8895% 1/9/24 (b)(c)(d)(i)	7,578,870	6,972,555
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.3679% 1/21/27 (b)(c)(d)(i)	4,575,631	4,575,631
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% 11/15/23 (b)(d)(g)(i)	5,305,035	4,193,630
		16,958,816
TOTAL BANK LOAN OBLIGATIONS (Cost $20,151,085)		18,426,826

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (j) (Cost $24,471,238)	24,466,345	24,471,238

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $396,060,262)	356,164,176
NET OTHER ASSETS (LIABILITIES) - 1.2%	4,407,818
NET ASSETS - 100.0%	360,571,994

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,222,021 or 29.2% of net assets.

(g)	Non-income producing - Security is in default.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	74,307,966	285,700,173	335,536,901	937,357	-	-	24,471,238	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	-	92,149	92,149	4	-	-	-	0.0%
Total	74,307,966	285,792,322	335,629,050	937,361	-	-	24,471,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.